REGULATORY CAPITAL	12 Months Ended
Jun. 30, 2014
REGULATORY CAPITAL [Abstract]
REGULATORY CAPITAL
16.	REGULATORY CAPITAL

Federal regulations require the Company and Savings Bank to maintain minimum amounts of capital. Specifically, each is required to maintain certain minimum dollar amounts and ratios of Total and Tier I Capital to Risk-Weighted Assets and of Tier I Capital to Average Total Assets.

In addition to the capital requirements, the Federal Deposit Insurance Corporation Improvement Act ("FDICIA") established five capital categories ranging from well capitalized to critically undercapitalized. Should any institution fail to meet the requirements to be considered adequately capitalized, it would become subject to a series of increasingly restrictive regulatory actions.

As of June 30, 2014 and 2013, the FDIC categorized the Savings Bank as well capitalized under the regulatory framework for prompt corrective action. To be classified as a well capitalized financial institution, Total Risk-Based, Tier 1 Risk-Based, and Tier 1 Leverage Capital Ratios must be at least 10 percent, 6 percent, and 5 percent, respectively.

The Company's and Savings Bank's actual capital ratios are presented in the following tables, which show that both met all regulatory capital requirements.

	June 30, 2014
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,490	29.52%	$31,015	28.20%
To Be Well Capitalized	11,005	10.0	10,997	10.0
For Capital Adequacy Purposes	8,804	8.0	8,798	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,208	29.27%	$30,733	27.95%
To Be Well Capitalized	6,603	6.0	6,598	6.0
For Capital Adequacy Purposes	4,402	4.0	4,399	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,208	10.17%	$30,733	9.71%
To Be Well Capitalized	15,830	5.0	15,826	5.0
For Capital Adequacy Purposes	12,664	4.0	12,660	4.0

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0